Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 201,084	$ 165,415
Disposal of property and equipment	(6,054)
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Disposal of property and equipment